CONDENSED CONSOLIDATING FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
CONDENSED CONSOLIDATING FINANCIAL INFORMATION

31.         CONDENSED CONSOLIDATING FINANCIAL INFORMATION

The following information is presented as required under Rule 3-10 of Regulation S-X, in connection with the company’s senior secured notes due 2014 and 2016.  The company has not presented separate financial statements and other disclosures concerning the guarantor subsidiaries because management has determined that such information will not be material to the holders of the senior notes; however, the following condensed consolidating financial information is being provided for each of the years ended December 31, 2011, 2010, and 2009. Investments in subsidiaries are accounted for on an equity basis. The principal elimination entries eliminate investments in subsidiaries and intercompany balances.

Supplemental Consolidating Balance Sheet

As at December 31, 2011

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation

Assets
Current assets
Cash and cash equivalents	$1.5	$17.4	$6.2	$–	$25.1
Accounts receivable	7.9	126.7	0.3	–	134.9
Inventories	–	146.9	–	–	146.9
Prepaids and other	13.4	6.1	0.5	–	20.0
	22.8	297.1	7.0	–	326.9
Property, plant and equipment	226.2	63.1	97.0	–	386.3
Advances to related companies	255.1	237.3	2.1	(494.5)	–
Investments, net of equity loss in related companies	(139.6)	–	–	139.6	–
Other assets	33.9	–	0.7	(10.2)	24.4
	$398.4	$597.5	$106.8	$(365.1)	$737.6

Liabilities
Current liabilities
Accounts payable and accrued liabilities	$40.8	$129.1	$4.6	$–	$174.5
Current portion of long-term debt	466.6	0.2	–	–	466.8
	507.4	129.3	4.6	–	641.3
Long-term debt	261.7	–	113.8	–	375.5
Advances from related companies	217.2	253.9	23.4	(494.5)	–
Employee future benefits	14.3	291.4	–	–	305.7
Other long-term obligations	5.5	13.7	–	–	19.2
Future income taxes	–	1.0	12.8	(10.2)	3.6
Deferred credits	9.6	–	–	–	9.6
	1,015.7	689.3	154.6	(504.7)	1,354.9

Equity (Deficiency)
Shareholders’ equity (Deficiency)
Common stock	1,035.2	623.7	(33.3)	(590.4)	1,035.2
Additional paid-in capital	16.6	222.1	4.7	(226.8)	16.6
Retained earnings (deficit)	(1,556.0)	(894.2)	(18.4)	912.6	(1,556.0)
Accumulated other comprehensive income (loss)	(89.4)	(43.4)	(0.8)	44.2	(89.4)
	(593.6)	(91.8)	(47.8)	139.6	(593.6)
Non-controlling interest (deficit)	(23.7)	–	–	–	(23.7)
	(617.3)	(91.8)	(47.8)	139.6	(617.3)
	$398.4	$597.5	$106.8	$(365.1)	$737.6

Supplemental Consolidating Statement of Earnings (Loss)

For the year ended December 31, 2011

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Sales	$–	$1,261.5	$23.4	$(23.4)	$1,261.5

Operating expenses
Cost of sales, excluding depreciation and amortization	20.4	1,169.7	7.0	(23.4)	1,173.7
Depreciation and amortization	66.8	32.2	13.4	–	112.4
Selling, general and administrative	20.1	20.1	0.1	–	40.3
Restructuring	5.9	–	–	–	5.9
Impairment	496.2	327.4	–	–	823.6
	609.4	1,549.4	20.5	(23.4)	2,155.9

Operating earnings (loss)	(609.4)	(287.9)	2.9	–	(894.4)
Interest income (expense), net	(33.3)	(28.8)	(11.3)	–	(73.4)
Foreign exchange gain (loss) on long-term debt	(9.7)	–	–	–	(9.7)
Gain on cancellation of long-term debt	–	–	–	–	–
Equity earnings in Partnership	61.8	–	–	(61.8)	–
Other income (expense), net	5.7	(12.5)	0.3	–	(6.5)
Earnings (loss) before income taxes	(584.9)	(329.2)	(8.1)	(61.8)	(984.0)
Income tax expense (recovery)	(57.8)	53.3	(2.9)	–	(7.4)
Net earnings (loss)	(527.1)	(382.5)	(5.2)	(61.8)	(976.6)
Net (earnings) loss attributable to non-controlling interest	2.6	–	–	–	2.6
Net earnings (loss) before equity in earnings (loss) of subsidiaries	(524.5)	(382.5)	(5.2)	(61.8)	(974.0)
Equity in earnings (loss) of subsidiaries	(449.5)	–	–	449.5	–
Net earnings (loss) attributable to the company	$(974.0)	$(382.5)	$(5.2)	$387.7	$(974.0)

Supplemental Condensed Consolidating Statement of Cash Flows

For the year ended December 31, 2011

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation

Cash flows provided (used) by:
Operations
Cash flows provided (used) by operations	$(427.3)	$(37.2)	$5.3	$387.7	$(71.5)

Investing
Additions to property, plant and equipment	(7.8)	(11.0)	(0.9)	–	(19.7)
Proceeds from sale of property, plant and equipment	–	1.2	–	–	1.2
Decrease (increase) in other assets	(1.2)	2.0	–	–	0.8
Cash flows provided (used) by operations	(9.0)	(7.8)	(0.9)	–	(17.7)

Financing
Increase (decrease) in advances to related companies	352.3	131.3	–	(483.6)	–
Increase (decrease) in long-term obligations	–	0.2	(0.2)	–	–
Decrease in other long-term debt	(0.9)	–	–	–	(0.9)
Redemption of senior notes	(25.8)	–	–	–	(25.8)
Distribution received (paid)	–	(94.1)	(1.8)	95.9	–
Increase (decrease) in revolving loan	48.0	–	–	–	48.0
Deferred financing costs	(2.4)	–	–	–	(2.4)
	207.2	37.4	(2.0)	(387.7)	18.9

Cash and cash equivalents, increase (decrease) in the year	(65.1)	(7.6)	2.4	–	(70.3)
Cash and cash equivalents, beginning of year	66.6	25.0	3.8	–	95.4
Cash and cash equivalents, end of year	$1.5	$17.4	$6.2	$–	$25.1

Supplemental Consolidating Balance Sheet

As at December 31, 2010

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation

Assets
Current assets
Cash and cash equivalents	$66.6	$25.0	$3.8	$–	$95.4
Accounts receivable	1.1	119.2	0.3	–	120.6
Inventories	–	139.9	–	–	139.9
Prepaids and other	16.9	10.3	0.5	–	27.7
	84.6	294.4	4.6	–	383.6
Property, plant and equipment	781.1	395.1	109.4	–	1,285.6
Advances to related companies	290.4	366.5	1.1	(658.0)	–
Investments in related companies	364.7	–	–	(364.7)	–
Other assets	24.4	47.3	–	(44.7)	27.0
	$1,545.2	$1,103.3	$115.1	$(1,067.4)	$1,696.2

Liabilities
Current liabilities
Accounts payable and accrued liabilities	$21.3	$145.9	$4.4	$–	$171.6
Current portion of long-term debt	26.8	0.2	–	–	27.0
	48.1	146.1	4.4	–	198.6
Long-term debt	670.9	0.1	112.9	–	783.9
Advances from related companies	347.4	287.8	22.8	(658.0)	–
Employee future benefits	16.7	252.4	–	–	269.1
Other long-term obligations	8.7	11.5	–	–	20.2
Future income taxes	40.4	–	15.7	(44.7)	11.4
Deferred credits	9.6	–	–	–	9.6
	1,141.8	697.9	155.8	(702.7)	1,292.8

Equity
Shareholders’ equity
Common stock	1,035.0	622.5	(32.1)	(590.4)	1,035.0
Additional paid-in capital	16.6	212.5	4.7	(217.2)	16.6
Retained earnings (deficit)	(582.0)	(374.4)	(12.3)	386.7	(582.0)
Accumulated other comprehensive income (loss)	(46.1)	(55.2)	(1.0)	56.2	(46.1)
	423.5	405.4	(40.7)	(364.7)	423.5
Non-controlling interest (deficit)	(20.1)	–	–	–	(20.1)
	403.4	405.4	(40.7)	(364.7)	403.4
	$1,545.2	$1,103.3	$115.1	$(1,067.4)	$1,696.2

Supplemental Consolidating Statement of Earnings (Loss)

For the year ended December 31, 2010

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Sales	$–	$1,228.7	$20.4	$(20.5)	$1,228.6

Operating expenses
Cost of sales, excluding depreciation and amortization	29.1	1,098.5	6.5	(20.5)	1,113.6
Depreciation and amortization	69.5	42.4	7.4	–	119.3
Selling, general and administrative	22.6	20.8	–	–	43.4
Restructuring	–	25.3	–	–	25.3
Impairment	232.8	61.7	–	–	294.5
	354.0	1,248.7	13.9	(20.5)	1,596.1

Operating earnings (loss)	(354.0)	(20.0)	6.5	–	(367.5)
Interest income (expense), net	(32.7)	(28.5)	(10.8)	–	(72.0)
Foreign exchange gain (loss) on long-term debt	27.6	–	–	–	27.6
Gain on cancellation of long-term debt	0.6	–	–	–	0.6
Equity earnings in Partnership	37.0	–	–	(37.0)	–
Other income (expense), net	(12.0)	8.9	(0.1)	–	(3.2)
Earnings (loss) before income taxes	(333.5)	(39.6)	(4.4)	(37.0)	(414.5)
Income tax expense (recovery)	(13.3)	(1.4)	(1.6)	–	(16.3)
Net earnings (loss)	(320.2)	(38.2)	(2.8)	(37.0)	(398.2)
Net (earnings) loss attributable to non-controlling interest	1.3	–	–	–	1.3
Net earnings (loss) before equity in earnings (loss) of subsidiaries	(318.9)	(38.2)	(2.8)	(37.0)	(396.9)
Equity in earnings (loss) of subsidiaries	78.0	–	–	78.0	–
Net earnings (loss) attributable to the company	$(396.9)	$(38.2)	$(2.8)	$41.0	$(396.9)

Supplemental Condensed Consolidating Statement of Cash Flows

For the year ended December 31, 2010

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation

Cash flows provided (used) by:
Operations
Cash flows provided (used) by operations	$(153.9)	$66.1	$2.7	$41.0	$(44.1)

Investing
Additions to property, plant and equipment	(2.9)	(6.3)	(2.0)	–	(11.2)
Proceeds from sale of property, plant and equipment	0.4	7.5	–	–	7.9
Decrease (increase) in other assets	(1.7)	0.5	–	–	(1.2)
Cash flows provided (used) by operations	(4.2)	1.7	(2.0)	–	(4.5)

Financing
Increase (decrease) in advances to related companies	99.5	41.5	0.5	(141.5)	–
Increase (decrease) in long-term obligations	–	1.5	(1.5)	–	–
Proceeds from (repayment of) long-term debt	–	(1.0)	–	–	(1.0)
Proceeds from long-term debt	98.4	–	–	–	98.4
Settlement on purchase of debt securities	(9.2)	–	–	–	(9.2)
Dividends received (paid)	–	(12.6)	–	12.6	–
Distribution received (paid)	–	(85.7)	(1.8)	87.5	–
Repayment of revolving operating loan	(14.5)	14.5	–	–	–
Proceeds on termination of debt hedges	(8.3)	–	–	–	(8.3)
Increase (decrease) in revolving loan	–	(14.9)	–	0.4	(14.5)
Deferred financing costs	(4.5)	–	–	–	(4.5)
	161.4	(56.7)	(2.8)	(41.0)	60.9
Cash and cash equivalents, increase (decrease) in the year	3.3	11.1	(2.1)	–	12.3
Cash and cash equivalents, beginning of year	63.3	13.9	5.9	–	83.1
Cash and cash equivalents, end of year	$66.6	$25.0	$3.8	$–	$95.4

Supplemental Consolidating Statement of Earnings (Loss)

For the year ended December 31, 2009

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Sales	$–	$1,225.4	$16.7	$(18.6)	$1,223.5

Operating expenses
Cost of sales, excluding depreciation and amortization	26.4	1,023.5	6.3	(18.6)	1,037.6
Depreciation and amortization	125.0	18.4	3.2	–	146.6
Selling, general and administrative	24.2	20.6	–	–	44.8
Restructuring	–	17.9	–	–	17.9
Impairment and other closure costs	–	17.4	–	–	17.4
	175.6	1,097.8	9.5	(18.6)	1,264.3

Operating earnings (loss)	(175.6)	127.6	7.2	–	(40.8)
Interest expense, net	(37.8)	(19.6)	(11.9)	–	(69.3)
Gain on cancellation of long-term debt	–	30.7	–	–	30.7
Foreign exchange gain on long-term debt	74.9	0.4	–	–	75.3
Equity earnings in Partnership	108.5	–	–	(108.5)	–
Other income (expense), net	26.9	(56.1)	0.1	–	(29.1)
Earnings (loss) before income taxes	(3.1)	83.0	(4.6)	(108.5)	(33.2)
Income tax recovery	(12.2)	(13.2)	(2.2)	–	(27.6)
Net earnings (loss)	9.1	96.2	(2.4)	(108.5)	(5.6)
Net (earnings) loss attributable to non-controlling interest	1.2	–	–	–	1.2
Net earnings (loss) before equity in earnings (loss) of subsidiaries	10.3	96.2	(2.4)	(108.5)	(4.4)
Equity in earnings (loss) of subsidiaries	(14.7)	–	–	14.7	–
Net earnings (loss) attributable to the company	$(4.4)	$96.2	$(2.4)	$(93.8)	$(4.4)

Supplemental Condensed Consolidating Statement of Cash Flows

For the year ended December 31, 2009

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation

Cash flows provided (used) by:
Operations
Cash flows provided (used) by operations	$(38.3)	$242.9	$(7.2)	$(93.8)	$103.6

Investing
Additions to property, plant and equipment	(1.7)	(9.3)	(0.5)	–	(11.5)
Proceeds from sale of property, plant and equipment	2.1	2.4	–	–	4.5
Decrease (increase) in other assets	(9.3)	13.4	–	–	4.1
Cash flows provided (used) by investing activities	(8.9)	6.5	(0.5)	–	(2.9)

Financing
Decrease in revolving loan and loan payable	(2.1)	(43.2)	–	(0.3)	(45.6)
Repayment of long-term debt	–	–	(75.7)	–	(75.7)
Proceeds from long-term debt	–	–	95.0	–	95.0
Proceeds on termination of debt foreign currency contracts	34.7	–	–	–	34.7
Settlement on purchase of debt securities	(26.9)	–	–	–	(26.9)
Note exchange costs	(2.2)	–	–	–	(2.2)
Deferred financing costs	1.1	(1.1)	(0.9)	–	(0.9)
Decrease in other long-term debt	(0.8)	(0.2)	–	–	(1.0)
Increase (decrease) in advances to related companies	(178.5)	88.4	(6.6)	96.7	–
Dividends received (paid)	26.1	(26.1)	–	–	–
Distribution received (paid)	259.1	(258.5)	(0.6)	–	–
Cash flows provided (used) by financing activities	110.5	(240.7)	11.2	96.4	(22.6)
Cash and cash equivalents, increase in the year	63.3	8.7	3.5	2.6	78.1
Cash and cash equivalents, beginning of year	–	5.2	2.4	(2.6)	5.0
Cash and cash equivalents, end of year	$63.3	$13.9	$5.9	$–	$83.1